Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Amortisation expense			$ 15,300	$ 14,000
Inventory Capitalized Costs			1,100	1,000
Inventory Capitalized Costs prior year			1,000	700
Acquisitions through business combinations of License	[1]		$ 1,151
Growth rate used to extrapolate cash flow projections			3.00%
Intangible assets other than goodwill			$ 437,644	195,541
Impairment loss recognised in profit or loss, intangible assets and goodwill	[1]		$ 3,783
California Reporting Unit [Member]
Statements [Line Items]
Impairment loss recognised in profit or loss, Goodwill		$ 215,600
Bottom of range [member]
Statements [Line Items]
Discounted future cash flow projection period			2022 years
Discount rate applied to cash flow projections			11.00%
Top of range [member]
Statements [Line Items]
Discounted future cash flow projection period			2026 years
Discount rate applied to cash flow projections			13.00%
Kings Garden [Member]
Statements [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 800
Origin House [Member]
Statements [Line Items]
Acquisitions through business combinations of License			2,400
Market Related Intangibles [Member]
Statements [Line Items]
Impairment charge				1,200
Gross carrying amount [member]
Statements [Line Items]
Acquisitions through business combinations of License			556,141	424,693
Impairment loss recognised in profit or loss, intangible assets and goodwill			321,234	1,217
Gross carrying amount [member] | Trade name [Member]
Statements [Line Items]
Acquisitions through business combinations of License			1,400	41,800
Impairment loss recognised in profit or loss, intangible assets and goodwill			39,000	0
Gross carrying amount [member] | Customer-related intangible assets [member]
Statements [Line Items]
Acquisitions through business combinations of License			24,250	52,200
Impairment loss recognised in profit or loss, intangible assets and goodwill			62,900	0
Gross carrying amount [member] | Licences [member]
Statements [Line Items]
Acquisitions through business combinations of License			317,200	5,900
Accumulated depreciation and amortisation [member] | Trade Names And Customer Relationship Intangibles [Member]
Statements [Line Items]
Impairment charge			15,700
Carrying Amount Subject To Impairment [Member] | Trade name [Member]
Statements [Line Items]
Intangible assets other than goodwill		32,200
Carrying Amount Subject To Impairment [Member] | Customer-related intangible assets [member]
Statements [Line Items]
Intangible assets other than goodwill		57,100
Carrying Amount Subject To Impairment [Member] | Market Related Intangibles [Member]
Statements [Line Items]
Intangible assets other than goodwill		$ 800
Selling general and administrative expenses [Member]
Statements [Line Items]
Amortisation expense			12,800	11,400
Cost of sales [member]
Statements [Line Items]
Amortisation expense			$ 2,400	$ 2,600

[1]	Other Intangibles includes non-compete agreements, non-solicitation agreements, and related amortization.